Reinsurance Assets - Summary of Assets Arising From Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 21,184	€ 20,992
Reinsurance assets, current	8	16
Reinsurance assets, non current	21,176	20,976
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	19,595	19,409	€ 17,421
Non-Life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	1,255	1,245	€ 1,144
Investment contracts 1 [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 334	€ 338